21. Direct taxes, charges and contributions payable (Tables)	12 Months Ended
Dec. 31, 2018
Direct Taxes Charges And Contributions Payable Tables Abstract
Schedule of direct taxes charges and contributions payable
	2018	2017

Direct taxes, charges and contributions payable	542,213	467,574

Income tax and social contribution	372,467	391,813
PIS/COFINS	76,072	38,880
Other (*)	93,674	36,881

Current portion	(332,333)	(260,786)
Non-current portion	209,880	206,788

(*) Basically refers to the subsidiary joining, since 2009, the REFIS program, a federal fiscal program that permits the companies to pay the debts due on federal taxes (PIS, COFINS, IR and CSLL) in installments, the final maturity of which will be on October 31, 2024.